PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Index Plus MidCap Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.6%
Communication Services : 1.7%
1,410
Cable One, Inc.
$ 868,052
0.2
52,278  Iridium
Communications, Inc.
2,378,126
0.5
6,946  New York Times Co.
- Class A
286,175
0.1
1,489  Nexstar Media Group,
Inc.
213,478
0.0
4,528
(1)
Spotify Technology SA
700,210
0.2
95,856
TEGNA, Inc.
1,396,622
0.3
6,770
(1)
Trade Desk, Inc.
- Class A
529,076
0.1
19,632
(1)
TripAdvisor, Inc.
325,499
0.1
63,761
(1)
ZoomInfo
Technologies, Inc.
1,045,680
0.2
7,742,918
1.7
Consumer Discretionary : 14.5%
41,115
ADT, Inc.
246,690
0.1
61,015
Aramark
2,117,220
0.5
12,439
(1)
AutoNation, Inc.
1,883,265
0.4
31,556
BorgWarner, Inc.
1,273,916
0.3
43,665
Boyd Gaming Corp.
2,656,142
0.6
5,410
Brunswick Corp.
427,390
0.1
5,732
(1)
Caesars
Entertainment, Inc.
265,678
0.1
15,247
(1)(2)
Chewy, Inc. - Class A
278,410
0.1
36,133
(1)
Coupang, Inc.
614,261
0.1
20,733
(1)
Crocs, Inc.
1,829,273
0.4
5,052
(1)
Deckers Outdoor Corp.
2,597,183
0.6
9,706  Dick's Sporting Goods,
Inc.
1,053,877
0.2
8,248
DR Horton, Inc.
886,413
0.2
17,620
(1)
Five Below, Inc.
2,835,058
0.6
15,278
(1)(2)
GameStop Corp.
- Class A
251,476
0.1
37,788
Gap, Inc.
401,686
0.1
118,989
Gentex Corp.
3,871,902
0.9
3,545
Genuine Parts Co.
511,827
0.1
1,700  Graham Holdings Co.
- Class B
991,100
0.2
11,993
(1)
Grand Canyon
Education, Inc.
1,401,742
0.3
28,986
H&R Block, Inc.
1,248,137
0.3
49,014
Harley-Davidson, Inc.
1,620,403
0.4
47,352
(1)
Hilton Grand
Vacations, Inc.
1,927,226
0.4
17,470
KB Home
808,512
0.2
30,122
Kohl's Corp.
631,357
0.1
23,523
Lear Corp.
3,156,787
0.7
10,107
Leggett & Platt, Inc.
256,819
0.1
3,082
(1)
Light & Wonder, Inc.
219,839
0.0
934
Lithia Motors, Inc.
275,838
0.1
27,463
LKQ Corp.
1,359,693
0.3
130,277
Macy's, Inc.
1,512,516
0.3
2,226  Marriott Vacations
Worldwide Corp.
224,002
0.0
86,467
(1)
Mattel, Inc.
1,904,868
0.4
32,591  MGM Resorts
International
1,198,045
0.3
94,138
(2)
Nordstrom, Inc.
1,406,422
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
45
(1)
NVR, Inc.
$ 268,348
0.1
19,269
(1)
Ollie's Bargain Outlet
Holdings, Inc.
1,487,181
0.3
75,289
(1)
Penn Entertainment,
Inc.
1,727,883
0.4
8,009
(1)
Planet Fitness, Inc.
- Class A
393,883
0.1
11,561
PVH Corp.
884,532
0.2
6,825
Ralph Lauren Corp.
792,314
0.2
20,574
Tapestry, Inc.
591,502
0.1
65,300
(1)
Taylor Morrison Home
Corp.
2,782,433
0.6
10,428
(1)
TopBuild Corp.
2,623,685
0.6
51,595
Travel + Leisure Co.
1,895,084
0.4
181,588
(1)
Under Armour, Inc.
- Class A
1,243,878
0.3
119,904
Wendy's Co.
2,447,241
0.5
13,804
Williams-Sonoma, Inc.
2,145,142
0.5
3,377
Wingstop, Inc.
607,320
0.1
8,253
Wynn Resorts Ltd.
762,660
0.2
64,798,059
14.5
Consumer Staples : 4.3%
65,387
(1)
BellRing Brands, Inc.
2,695,906
0.6
4,380
(1)
BJ's Wholesale Club
Holdings, Inc.
312,601
0.1
1,713
(1)
Boston Beer Co., Inc.
- Class A
667,265
0.1
804  Casey's General
Stores, Inc.
218,302
0.0
11,906
(1)
Celsius Holdings, Inc.
2,043,069
0.5
2,919  Coca-Cola
Consolidated, Inc.
1,857,418
0.4
44,234
(1)
Darling Ingredients,
Inc.
2,309,015
0.5
11,547
Flowers Foods, Inc.
256,112
0.1
17,621
Ingredion, Inc.
1,733,906
0.4
60,544
(1)
Performance Food
Group Co.
3,563,620
0.8
105
Seaboard Corp.
394,065
0.1
81,294
(1)
US Foods Holding
Corp.
3,227,372
0.7
19,278,651
4.3
Energy : 5.2%
25,127
(1)
Antero Resources
Corp.
637,723
0.1
46,633
Baker Hughes Co.
1,647,078
0.4
76,726
ChampionX Corp.
2,732,980
0.6
9,112
Chord Energy Corp.
1,476,782
0.3
59,165
(1)
CNX Resources Corp.
1,335,946
0.3
8,853
Coterra Energy, Inc.
239,474
0.1
6,774  Diamondback Energy,
Inc.
1,049,157
0.2
8,169
DT Midstream, Inc.
432,304
0.1
9,712
EQT Corp.
394,113
0.1
238,422  Equitrans Midstream
Corp.
2,234,014
0.5
10,440
HF Sinclair Corp.
594,349
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
29,732  Matador Resources
Co.
$ 1,768,459
0.4
44,805
Murphy Oil Corp.
2,031,907
0.5
23,644  New Fortress Energy,
Inc.
775,050
0.2
13,043
Ovintiv, Inc.
620,456
0.1
35,508  PBF Energy, Inc.
- Class A
1,900,743
0.4
70,693  Range Resources
Corp.
2,291,160
0.5
101,071
(1)
Southwestern Energy
Co.
651,908
0.2
2,374
(1)
Weatherford
International PLC
214,443
0.1
23,028,046
5.2
Financials : 14.3%
18,907  Affiliated Managers
Group, Inc.
2,464,338
0.5
35,390
Ally Financial, Inc.
944,205
0.2
15,777  American Financial
Group, Inc.
1,761,818
0.4
3,745  Ameriprise Financial,
Inc.
1,234,652
0.3
19,763  Annaly Capital
Management, Inc.
371,742
0.1
6,953
Assured Guaranty Ltd.
420,796
0.1
15,136  Axis Capital Holdings
Ltd.
853,216
0.2
53,580
Bank OZK
1,986,211
0.4
27,436  Citizens Financial
Group, Inc.
735,285
0.2
87,365  CNO Financial Group,
Inc.
2,073,171
0.5
46,045  Commerce
Bancshares, Inc.
2,209,239
0.5
41,174  East West Bancorp,
Inc.
2,170,282
0.5
21,512  Equitable Holdings,
Inc.
610,726
0.1
4,171  Erie Indemnity Co.
- Class A
1,225,398
0.3
34,450
Essent Group Ltd.
1,629,140
0.4
9,609  Evercore, Inc. - Class
A
1,324,889
0.3
1,384
Everest Re Group Ltd.
514,391
0.1
5,222  Fidelity National
Financial, Inc.
215,669
0.0
33,669  First American
Financial Corp.
1,901,962
0.4
39,183  First Financial
Bankshares, Inc.
984,277
0.2
38,376
First Hawaiian, Inc.
692,687
0.2
20,318
FNB Corp.
219,231
0.0
61,091  Hancock Whitney
Corp.
2,259,756
0.5
10,049  Hartford Financial
Services Group, Inc.
712,575
0.2
10,025  International
Bancshares Corp.
434,483
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
29,695  Janus Henderson
Group PLC
$ 766,725
0.2
27,172  Jefferies Financial
Group, Inc.
995,310
0.2
9,032
Kemper Corp.
379,615
0.1
27,560
Loews Corp.
1,744,824
0.4
3,320  MarketAxess Holdings,
Inc.
709,285
0.2
148,864  MGIC Investment
Corp.
2,484,540
0.6
17,217  OneMain Holdings,
Inc.
690,229
0.2
28,006  Pinnacle Financial
Partners, Inc.
1,877,522
0.4
30,039  Prosperity Bancshares,
Inc.
1,639,529
0.4
23,196  Reinsurance Group of
America, Inc.
3,367,827
0.8
1,092  RenaissanceRe
Holdings Ltd.
216,129
0.0
132,725
Rithm Capital Corp.
1,233,015
0.3
5,310
RLI Corp.
721,576
0.2
72,838
SLM Corp.
992,054
0.2
104,098
(2)
Starwood Property
Trust, Inc.
2,014,296
0.4
6,625
State Street Corp.
443,610
0.1
32,589
Stifel Financial Corp.
2,002,268
0.4
33,612
Synchrony Financial
1,027,519
0.2
8,851  Tradeweb Markets,
Inc. - Class A
709,850
0.2
32,100
UMB Financial Corp.
1,991,805
0.4
77,052
Unum Group
3,790,188
0.8
4,418  Willis Towers Watson
PLC
923,185
0.2
34,586  Wintrust Financial
Corp.
2,611,243
0.6
18,127
Zions Bancorp NA
632,451
0.1
63,914,734
14.3
Health Care : 8.5%
9,116  Agilent Technologies,
Inc.
1,019,351
0.2
1,462
(1)
Alnylam
Pharmaceuticals, Inc.
258,920
0.1
15,822
(1)
Arrowhead
Pharmaceuticals, Inc.
425,137
0.1
24,644
Bruker Corp.
1,535,321
0.3
5,231
Cardinal Health, Inc.
454,155
0.1
76,765
(1)
Doximity, Inc. - Class A
1,628,953
0.4
136,015
(1)
Exelixis, Inc.
2,971,928
0.7
34,673
(1)
Globus Medical, Inc.
- Class A
1,721,515
0.4
13,750
(1)
Haemonetics Corp.
1,231,725
0.3
35,631
(1)
Halozyme
Therapeutics, Inc.
1,361,104
0.3
5,829
(1)
HealthEquity, Inc.
425,809
0.1
26,362
(1)
Inari Medical, Inc.
1,724,075
0.4
16,732
(1)
Incyte Corp.
966,608
0.2
2,979
(1)
Inspire Medical
Systems, Inc.
591,153
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
17,306
(1)
Jazz Pharmaceuticals
PLC
$ 2,240,089
0.5
30,980
(1)
Lantheus Holdings,
Inc.
2,152,490
0.5
29,709
(1)
LivaNova PLC
1,571,012
0.3
2,377
(1)
Masimo Corp.
208,415
0.0
306
(1)
Mettler-Toledo
International, Inc.
339,069
0.1
5,493
(1)
Molina Healthcare, Inc.
1,801,100
0.4
32,202
(1)
Neurocrine
Biosciences, Inc.
3,622,725
0.8
62,770
Patterson Cos., Inc.
1,860,503
0.4
3,202
(1)
Penumbra, Inc.
774,596
0.2
46,264
(1)
Progyny, Inc.
1,573,901
0.3
11,404
(1)
Shockwave Medical,
Inc.
2,270,536
0.5
5,601
(1)
Tenet Healthcare Corp.
369,050
0.1
7,162
(1)
United Therapeutics
Corp.
1,617,681
0.4
6,537
(1)
Veeva Systems, Inc.
- Class A
1,329,953
0.3
38,046,874
8.5
Industrials : 21.7%
16,685
Acuity Brands, Inc.
2,841,622
0.6
18,252  Advanced Drainage
Systems, Inc.
2,077,625
0.5
52,438
AECOM
4,354,452
1.0
6,623
AGCO Corp.
783,368
0.2
2,375
Allegion PLC
247,475
0.1
64,580
(1)
American Airlines
Group, Inc.
827,270
0.2
2,528
AMETEK, Inc.
373,537
0.1
9,792
(1)
Avis Budget Group,
Inc.
1,759,524
0.4
42,366
(1)
Builders FirstSource,
Inc.
5,274,143
1.2
4,312
Carlisle Cos., Inc.
1,117,929
0.2
2,792
(1)
Chart Industries, Inc.
472,183
0.1
3,166
Cintas Corp.
1,522,878
0.3
87,083
(1)
Clarivate PLC
584,327
0.1
16,857
(1)
Clean Harbors, Inc.
2,821,188
0.6
45,377
(1)
Copart, Inc.
1,955,295
0.4
39,407
(1)
Core & Main, Inc.
- Class A
1,136,892
0.3
9,647
(1)
CoStar Group, Inc.
741,758
0.2
1,545
Curtiss-Wright Corp.
302,248
0.1
50,936
Donaldson Co., Inc.
3,037,823
0.7
105,297  Dun & Bradstreet
Holdings, Inc.
1,051,917
0.2
1,058
EMCOR Group, Inc.
222,593
0.0
18,671
EnerSys
1,767,584
0.4
5,072
Exponent, Inc.
434,163
0.1
10,245
Flowserve Corp.
407,444
0.1
8,144
(1)
Fluor Corp.
298,885
0.1
23,682
Fortive Corp.
1,756,257
0.4
44,357  Fortune Brands
Innovations, Inc.
2,757,231
0.6
2,023
(1)
FTI Consulting, Inc.
360,923
0.1
80,660
Genpact Ltd.
2,919,892
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
51,587
Graco, Inc.
$ 3,759,661
0.8
28,174
(1)
GXO Logistics, Inc.
1,652,405
0.4
51,728
(1)
Hertz Global Holdings,
Inc.
633,668
0.1
7,042
Hubbell, Inc.
2,207,033
0.5
10,958
Leidos Holdings, Inc.
1,009,889
0.2
852  Lennox International,
Inc.
319,023
0.1
4,110  Lincoln Electric
Holdings, Inc.
747,157
0.2
3,156
ManpowerGroup, Inc.
231,398
0.1
2,699
(1)
MasTec, Inc.
194,247
0.0
24,960  MSC Industrial Direct
Co., Inc. - Class A
2,449,824
0.5
52,543
nVent Electric PLC
2,784,254
0.6
3,150
Otis Worldwide Corp.
252,977
0.1
34,381
Owens Corning
4,689,912
1.0
3,757
Parker-Hannifin Corp.
1,463,427
0.3
17,602
Pentair PLC
1,139,729
0.3
16,398
Regal Rexnord Corp.
2,342,946
0.5
1,477  Rockwell Automation,
Inc.
422,230
0.1
14,186
Rollins, Inc.
529,563
0.1
6,427
Ryder System, Inc.
687,368
0.2
10,397
(1)
Saia, Inc.
4,144,764
0.9
33,341  Schneider National,
Inc. - Class B
923,212
0.2
27,120  Sensata Technologies
Holding PLC
1,025,678
0.2
17,593  SS&C Technologies
Holdings, Inc.
924,336
0.2
37,546
Terex Corp.
2,163,401
0.5
40,707
Timken Co.
2,991,557
0.7
3,296
Toro Co.
273,898
0.1
5,447
TransUnion
391,040
0.1
8,569
(1)
U-Haul Holding Co.
467,610
0.1
765
United Rentals, Inc.
340,096
0.1
8,205
(2)
Watsco, Inc.
3,099,193
0.7
14,363  Watts Water
Technologies, Inc.
- Class A
2,482,214
0.6
13,834  WESCO International,
Inc.
1,989,606
0.4
7,278
(1)
WillScot Mobile Mini
Holdings Corp.
302,692
0.1
21,840
Woodward, Inc.
2,713,838
0.6
952
WW Grainger, Inc.
658,632
0.1
96,616,904
21.7
Information Technology : 11.4%
70,262
(1)
ACI Worldwide, Inc.
1,585,111
0.3
8,451
(1)
Akamai Technologies,
Inc.
900,370
0.2
43,373
(1)
Allegro MicroSystems,
Inc.
1,385,334
0.3
3,589
(1)
Arrow Electronics, Inc.
449,486
0.1
53,691
Avnet, Inc.
2,587,369
0.6
40,551
(1)
Calix, Inc.
1,858,858
0.4
11,870
(1)
Cirrus Logic, Inc.
877,905
0.2
40,509
Cognex Corp.
1,719,202
0.4

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
26,214
(1)
Coherent Corp.
$ 855,625
0.2
18,144
Concentrix Corp.
1,453,516
0.3
8,972
(1)
DocuSign, Inc.
376,824
0.1
63,387
(1)
Dropbox, Inc. - Class A
1,726,028
0.4
46,017
(1)
Dynatrace, Inc.
2,150,374
0.5
38,810
(1)
ExlService Holdings,
Inc.
1,088,232
0.2
7,941
(1)
F5, Inc.
1,279,613
0.3
27,659
(1)
GoDaddy, Inc. - Class
A
2,060,042
0.5
1,837
(1)
HubSpot, Inc.
904,722
0.2
38,016
Jabil, Inc.
4,823,850
1.1
6,421
(1)
Keysight Technologies,
Inc.
849,562
0.2
14,937
(1)
Kyndryl Holdings, Inc.
225,549
0.0
45,132
(1)
Lattice Semiconductor
Corp.
3,878,193
0.9
15,128
(1)
Manhattan Associates,
Inc.
2,990,200
0.7
1,734  Monolithic Power
Systems, Inc.
801,108
0.2
13,237  National Instruments
Corp.
789,190
0.2
12,901
NetApp, Inc.
978,928
0.2
2,872
Paycom Software, Inc.
744,623
0.2
14,657
(1)
Paylocity Holding
Corp.
2,663,177
0.6
31,140
(1)
Pure Storage, Inc.
- Class A
1,109,207
0.2
11,620
(1)
RingCentral, Inc.
- Class A
344,301
0.1
1,721
(1)
SolarEdge
Technologies, Inc.
222,887
0.0
10,542
(1)
Super Micro Computer,
Inc.
2,890,827
0.6
18,234
(1)
Teradata Corp.
820,895
0.2
2,680
Teradyne, Inc.
269,233
0.1
9,107
(1)
Trimble, Inc.
490,503
0.1
17,484  Universal Display
Corp.
2,744,813
0.6
50,895,657
11.4
Materials : 6.7%
47,103
Alcoa Corp.
1,368,813
0.3
24,332
AptarGroup, Inc.
3,042,473
0.7
16,169
Ashland, Inc.
1,320,684
0.3
56,266
Avient Corp.
1,987,315
0.4
45,584
(1)
Axalta Coating
Systems Ltd.
1,226,210
0.3
26,359  Berry Global Group,
Inc.
1,631,886
0.4
57,496
Chemours Co.
1,612,763
0.4
68,134
(1)
Cleveland-Cliffs, Inc.
1,064,934
0.2
43,485  Commercial Metals
Co.
2,148,594
0.5
2,610
Crown Holdings, Inc.
230,933
0.1
51,458
Element Solutions, Inc.
1,009,091
0.2
5,376
Greif, Inc. - Class A
359,171
0.1
7,867
PPG Industries, Inc.
1,021,137
0.2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
18,108  Reliance Steel &
Aluminum Co.
$ 4,748,461
1.1
4,574
Royal Gold, Inc.
486,353
0.1
38,633
RPM International, Inc.
3,662,795
0.8
22,995
Sonoco Products Co.
1,249,778
0.3
4,979
Steel Dynamics, Inc.
533,848
0.1
15,119  United States Steel
Corp.
491,065
0.1
7,112  Worthington Industries,
Inc.
439,664
0.1
29,635,968
6.7
Real Estate : 6.8%
30,493
Agree Realty Corp.
1,684,433
0.4
130,008  Brixmor Property
Group, Inc.
2,701,566
0.6
3,286
(1)
CBRE Group, Inc.
- Class A
242,704
0.1
84,305
CubeSmart
3,214,550
0.7
19,674  EastGroup Properties,
Inc.
3,276,311
0.7
4,147  Equity LifeStyle
Properties, Inc.
264,205
0.1
64,846  First Industrial Realty
Trust, Inc.
3,086,021
0.7
9,119  Gaming and Leisure
Properties, Inc.
415,371
0.1
66,895  Highwoods Properties,
Inc.
1,378,706
0.3
16,985
(1)
Jones Lang LaSalle,
Inc.
2,397,942
0.5
71,235
Kilroy Realty Corp.
2,251,738
0.5
34,519  Lamar Advertising Co.
- Class A
2,881,301
0.6
87,022  National Retail
Properties, Inc.
3,075,358
0.7
4,887  Rexford Industrial
Realty, Inc.
241,174
0.1
65,489  Spirit Realty Capital,
Inc.
2,195,846
0.5
31,263
VICI Properties, Inc.
909,753
0.2
30,216,979
6.8
Utilities : 3.5%
21,921
ALLETE, Inc.
1,157,429
0.3
28,507
Black Hills Corp.
1,442,169
0.3
2,867
DTE Energy Co.
284,636
0.1
16,646
Edison International
1,053,525
0.2
51,499
National Fuel Gas Co.
2,673,313
0.6
17,976
NorthWestern Corp.
863,927
0.2
17,667
OGE Energy Corp.
588,841
0.1
37,029
ONE Gas, Inc.
2,528,340
0.6
14,059
(1)
PG&E Corp.
226,772
0.0
3,766  Pinnacle West Capital
Corp.
277,479
0.1
6,798  Southwest Gas
Holdings, Inc.
410,667
0.1
99,875
UGI Corp.
2,297,125
0.5
26,295
Vistra Corp.
872,468
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
18,956
Xcel Energy, Inc.
$ 1,084,662
0.2
15,761,353
3.5
Total Common Stock
(Cost $422,573,140)
439,936,143
98.6
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Repurchase Agreements : 1.0%
1,095,654
(3)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,096,139,
collateralized
by various U.S.
Government Agency
Obligations, 3.062%-
6.000%, Market Value
plus accrued interest
$1,117,567, due
08/01/28-07/01/53)
1,095,654
0.2
1,118,014
(3)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,118,501,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,140,374, due
08/05/25-05/20/72)
1,118,014
0.2
250,769
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase
Amount $250,879,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $255,800, due
01/31/24-10/01/53)
250,769
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,095,654
(3)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,096,134,
collateralized
by various U.S.
Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,117,567, due
10/31/23-02/15/53)
$ 1,095,654
0.2
1,118,014
(3)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,118,505,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,140,374, due
10/02/23)
1,118,014
0.3
Total Repurchase
Agreements
(Cost $4,678,105)
4,678,105
1.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.3%
5,615,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $5,615,000) $ 5,615,000 1.3
Total Short-Term
Investments
(Cost $10,293,105)
10,293,105
2.3
Total Investments in
Securities
(Cost $432,866,245) $ 450,229,248 100.9
Liabilities in Excess
of Other Assets (4,067,449) (0.9)
Net Assets $ 446,161,799 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Index Plus MidCap Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 439,936,143 $ — $ — $ 439,936,143
Short-Term Investments 5,615,000 4,678,105 — 10,293,105
Total Investments, at fair value $ 445,551,143 $ 4,678,105 $ — $ 450,229,248
Liabilities Table
Other Financial Instruments+
Futures $ (165,429) $ — $ — $ (165,429)
Total Liabilities $ (165,429) $ — $ — $ (165,429)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 20 12/15/23 $ 5,040,800 $ (165,429)
$ 5,040,800 $ (165,429)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 52,108,190
Gross Unrealized Depreciation (34,745,187)
Net Unrealized Appreciation $ 17,363,003